Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	8 Months Ended	12 Months Ended
	Jun. 29, 2021	Dec. 15, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Nov. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000142731
Account Value [Line Items]
Line Graph and Table Measure Name			Conestoga Small Cap Fund - Institutional Class
Account Value			$ 250,000	$ 250,000	$ 792,883	$ 250,000	$ 665,231	$ 570,820	$ 799,743	$ 579,672	$ 524,459		$ 542,851	$ 421,643	$ 323,262	$ 272,942
C000012946
Account Value [Line Items]
Line Graph and Table Measure Name						Conestoga Small Cap Fund - Investors Class
Account Value			10,000	$ 10,000	31,072	$ 10,000	26,125	22,458	31,533	22,899	20,762		21,530	16,759	12,876	10,895
C000136097
Account Value [Line Items]
Line Graph and Table Measure Name		Conestoga SMid Cap Fund - Institutional Class
Account Value		$ 250,000			761,894		603,418	516,558	751,540	554,811	487,693		479,434	358,744	279,989	243,554
C000136096
Account Value [Line Items]
Line Graph and Table Measure Name				Conestoga SMid Cap Fund - Investors Class
Account Value			$ 10,000	$ 10,000	30,384	10,000	24,128	20,695	30,196	22,353	19,691		19,400	14,559	11,386	9,931
C000227602
Account Value [Line Items]
Line Graph and Table Measure Name	Conestoga Mid Cap Fund - Institutional Class
Account Value	$ 250,000				$ 250,750		206,750	177,500	258,000
C000227603
Account Value [Line Items]
Line Graph and Table Measure Name					Conestoga Mid Cap Fund - Investors Class
Account Value	$ 10,000				$ 9,950		8,230	7,080	10,310
C000232594
Account Value [Line Items]
Line Graph and Table Measure Name					Conestoga Discovery Fund - Institutional Class
Account Value					$ 368,223		318,993	355,162	519,635	372,904	270,213	$ 250,000
C000232593
Account Value [Line Items]
Line Graph and Table Measure Name					Conestoga Discovery Fund - Investors Class
Account Value					$ 14,517		12,603	14,059	20,638	14,848	10,786	10,000
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 250,000	250,000	835,793	$ 250,000	618,220	513,211	623,035	472,442	410,814		399,168	339,487	285,988	248,763
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			10,000	$ 10,000	33,432	$ 10,000	24,729	20,528	24,921	18,898	16,433		15,967	13,579	11,440	9,951
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 250,000			824,608		609,946	506,342	614,697	466,119	405,317		393,826	334,943	282,161	245,434
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000	$ 10,000	33,432	10,000	24,729	20,528	24,921	18,898	16,433		15,967	13,579	11,440	9,951
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 250,000				335,204		247,944	205,829	249,875
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value	$ 10,000				$ 13,408		9,918	8,233	9,995
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 553,971		409,761	340,161	412,953	313,139	272,292	250,000
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 22,159		16,390	13,606	16,518	12,526	10,892	10,000
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			$ 250,000	250,000	589,001	$ 250,000	461,390	421,008	595,248	446,665	386,006		427,158	352,834	291,644	260,110
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			10,000	$ 10,000	23,560	$ 10,000	18,456	16,840	23,810	17,867	15,440		17,086	14,113	11,666	10,404
Russell 2500 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		$ 250,000			632,420		505,117	456,663	646,784	490,074	397,226		414,271	336,452	280,222	252,404
Russell 2500 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value			$ 10,000	$ 10,000	25,896	$ 10,000	20,683	18,699	26,484	20,068	16,266		$ 16,964	$ 13,777	$ 11,475	$ 10,335
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 250,000				264,547		204,545	174,131	246,988
Russell Midcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000				$ 10,582		8,182	6,965	9,880
Russell Microcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					$ 318,444		251,975	260,047	413,116	290,702	228,531	249,999
Russell Microcap Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value					$ 12,737		$ 10,079	$ 10,401	$ 16,524	$ 11,627	$ 9,141	$ 9,999